FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:                                        12/31/2006

Is this an amendment to a previous filing?                                     N

(THOSE ITEMS FOR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.)

1.    A. Registrant Name:           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
      B. File Number:               811-9044
      C. Telephone Number           802-229-3333

2.    A. Street:                    ONE NATIONAL LIFE DRIVE
      B. City:                      MONTPELIER
      C. State:                     VERMONT
      D. Zip Code:                  05604

3.    Is this the first filing on this form by Registrant?                     N

4.    Is this the last filing on this form by Registrant?                      N

5.    Is Registrant a small business investment company (SBIC)                 N

6.    Is Registrant a unit investment trust (UIT)?                             Y
      (IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132)

111.  A. Depositor Name:            NATIONAL LIFE INSURANCE COMPANY

      B. File Number (if any):      N/A

      C. City:                      MONTPELIER
         State:                     VERMONT
         Zip Code:                  05604

112.  A. Sponsor Name:              NATIONAL LIFE INSURANCE COMPANY

      B. File Number (if any):      N/A

      C. City:                      MONTPELIER
         State:                     VERMONT
         Zip Code:                  05604

113. N/A

114.  A. Principal Underwriter Name:       EQUITY SERVICES, INC.
      B. File Number:                      8-14286
      C. City:                             MONTPELIER
         State:                            VERMONT
         Zip Code:                         05604
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115.  A. Independent Public Account Name:  PricewaterhouseCoopers LLP
         City:                             BOSTON
         State:                            MASSACHUSETTS
         Zip Code:                         02110

116.  Family of investment companies information:

      A. Is Registrant part of a family of investment companies?               N

117.  A. Is Registrant a separate account of an insurance company?             Y

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registration:

      B. Variable annuity contracts?                                           N
      C. Scheduled premium variable life contracts                             N
      D. Flexible premium life insurance contracts                             Y
      E. Other types of insurance products registered
         under the Securities Act of 1933?                                     N

118.  State the number of series existing at the end of the period that
      had securities registered under the Securities Act of 1933               3

119.  State the number of new series for which registration statements
      under the Securities Act of 1933 become effective during the period      0

120.  State the total value of the portfolio securities on the date of
      deposit for the new series included in item 119 ($000's omitted)         0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                       3

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
      period                                                                   3

123.  State the total value of the additional units considered in
      answering item 122 ($000's omitted)                                $24,489

124.  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
      in the subsequent series) ($000's omitted)                             $ 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
      of units of all series of Registrant: ($000's omitted)              $1,930

126.  Of the amount shown in Item 125, state the total dollar amount of the sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
      series.) ($000's omitted)                                               $0
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127.  List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number of      Total Assets      Total Income
                                 Series         ($000's        Distributions
                               Investing        omitted)      ($000's omitted)

A.    U.S. Treasury Direct use                  $                  $
B.    U.S. Government Agency                    $                  $
C.    State and municipal tax-free              $                  $
D.    Public Utility debt                       $                  $
E.    Brokers and dealer s debt or debt         $                  $
      of brokers' or dealers' parents
F.    All other corporate informed, &           $                  $
      long-term debt
G.    All other corporate short-term debt       $                  $
H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers                        $                  $
I.    INVESTMENT COMPANY
      EQUITY SECURITIES            3            $333,262           $12,684
J.    All other equity securities               $                  $
K.    Other securities                          $                  $
L.    Total assets of all series
      of Registrants                            $333,262           $12,684

128.  Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other
      than the issuer? (IF THE ANSWER IS "N" (NO), GO TO ITEM 131.)            N

129.                                                                         N/A

130.                                                                         N/A

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)                           $2,660

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-9044
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This report is signed on behalf of the depositor in the City of Montpelier and
State of Vermont on February 28, 2007.

                                          NATIONAL VARIABLE ANNUITY ACCOUNT II
                                          BY: NATIONAL LIFE INSURANCE COMPANY
                                                    (Name of Depositor)

                                          By:  /s/ D. RUSSELL MORGAN
                                               ----------------------
                                               Chief Compliance Officer --
                                               Separate Accounts